Result of the Year - Schedule of Total Income Tax Benefit (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Current tax benefit on net loss	kr 144,379	kr 136,845	kr 75,459
Adjustments prior years	(385)	(1,065)
Tax credit research and development expenses	5,500	5,500	5,500
Change in unrecognized deferred tax before tax credit	(155,700)	(142,115)	(74,961)
Permanent differences	11,147	2,750	(498)
Total income tax benefit for the year	kr 4,941	kr 1,915	kr 5,500